Due to Related Party	12 Months Ended
Mar. 31, 2015
Content Checked Inc [Member]
Due to Related Party

Note 6 – Due to Related Party

As of March 31, 2015 and 2014, the Company owed to Mr. Finstad $597,242 and $145,979, respectively for amounts paid by him on behalf of the Company. The amount does not include interest and has no set repayment terms, however the Company anticipates paying this amount to Mr. Finstad. These amounts are in addition to those that are due and payable to Mr. Finstad described in Note 3 – Consulting Agreement.